Other Income, Net (Table)	12 Months Ended
Dec. 31, 2022
9. Other Income, Net
Components of other income (expense), net
For the Year ended December 31
millions of dollars 2022 2021
TECO Guatemala Holdings award
(1)
$

63 $ -

AFUDC

52

61
Other

30

32
$

145 $

93
(1) Refer to note 27 for further detail related to the TECO Guatemala Holdings award.